EXHIBIT 99.5

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-Jun-20	15-Jun-20	15-Jul-20
To	30-Jun-20	15-Jul-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$52,700,000.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,318,600,000.00

Required Participation Amount	$1,318,600,000.00
Excess Receivables	($107,418,198.81)
Excess Funding Account	$219,013,610.70

Total Collateral	1,430,195,411.89

Collateral as Percent of Notes	143.02%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$4,268,590,829.83
Total Principal Collections	($1,644,927,674.82)
Investment in New Receivables	$1,222,047,585.19
Receivables Added for Additional Accounts	$0.00
Repurchases	($30,700,033.67)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($631,918,531.13)
Less Servicing Adjustment	($3,246,258.70)

Ending Balance	$3,179,845,916.70

SAP for Next Period	38.09%

Average Receivable Balance	$3,409,111,657.04
Monthly Payment Rate	48.25%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$10,506,966.77
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$10,506,966.77

Series Allocation Percentage at Month-End	38.09%
Floating Allocation Percentage at Month-End	74.96%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	0.184750%
Applicable Margin	0.430000%

	0.614750%

	Actual	Per $1000
Interest	512,291.67	0.51
Principal	—	—

		0.51
Total Due Investors	512,291.67
Servicing Fee	1,126,122.22

Excess Cash Flow	1,361,468.46

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.64%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	31.58%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.